Other income (expense), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income
Income from grants		R$ 860	R$ 10,324
Fines on telecommunication services	102,096	77,814	72,903
Income from disposal of assets (i)	18,034	318,960	23,747
Other income (ii)	89,343	65,703	62,256
Total revenue	209,473	463,337	169,230
FUST/FUNTTEL (iii)	(162,487)	(158,021)	(151,485)
Taxes, fees and contributions	(18,110)	(1,400)	(1,526)
Provision for legal and administrative proceedings, net of reversal	(241,248)	(296,108)	(219,241)
Expenses on disposal of assets	(21,235)	(13,875)	(23,443)
Other expenses	(25,174)	(22,712)	(21,906)
Total other income (expenses), net	(468,254)	(492,116)	(417,601)
Other income (expenses), net	R$ (258,781)	R$ (28,779)	R$ (248,371)